Partners' Capital	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Partners' Capital
Partners’ capital

Partnership distributions paid

Ferrellgas, L.P. has paid the following distributions:

	For the three months ended October 31,
	2015	2014
Ferrellgas Partners	$51,963	$41,774
General partner	530	426
	$52,493	$42,200

On November 24, 2015, Ferrellgas, L.P. declared distributions for the three months ended October 31, 2015 to Ferrellgas Partners and the general partner of $58.6 million and $0.6 million, respectively, which are expected to be paid on December 15, 2015.

See additional discussions about transactions with related parties in Note K – Transactions with related parties.

Accumulated other comprehensive income (loss) (“AOCI”)

See Note J – Derivative instruments and hedging activities – for details regarding changes in the fair value of risk management financial derivatives recorded within AOCI for the three months ended October 31, 2015 and 2014.

General partner’s commitment to maintain its capital account

Ferrellgas, L.P.’s partnership agreement allows the general partner to have an option to maintain its 1.0101% general partner interest concurrent with the issuance of other additional equity.

During the three months ended October 31, 2015, the general partner made non-cash contributions of $0.1 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.

During the three months ended October 31, 2014, the general partner made cash contributions of $0.4 million and non-cash contributions of $0.2 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.

Partners’ capital

Partnership distributions paid

Ferrellgas, L.P. has paid the following distributions:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Ferrellgas Partners	$105,339	$49,626	$157,302	$91,400
General partner	1,075	506	1,605	932
	$106,414	$50,132	$158,907	$92,332

On February 25, 2016, Ferrellgas, L.P. declared distributions for the three months ended January 31, 2016 to Ferrellgas Partners and the general partner of $50.7 million and $0.5 million, respectively, which are expected to be paid on March 16, 2016.

See additional discussions about transactions with related parties in Note K – Transactions with related parties.

Accumulated other comprehensive income (loss) (“AOCI”)

See Note J – Derivative instruments and hedging activities – for details regarding changes in the fair value of risk management financial derivatives recorded within AOCI for the six months ended January 31, 2016 and 2015.

General partner’s commitment to maintain its capital account

Ferrellgas, L.P.’s partnership agreement allows the general partner to have an option to maintain its 1.0101% general partner interest concurrent with the issuance of other additional equity.

During the six months ended January 31, 2016, the general partner made non-cash contributions of $0.1 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.

During the six months ended January 31, 2015, the general partner made cash contributions of $0.4 million and non-cash contributions of $0.2 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.

Partners’ capital

Bridger transaction and related distributions and contributions

During June 2015, in connection with the Bridger Logistics Acquisition, Ferrellgas, L.P. entered into the following transactions with Ferrellgas Partners and the general partner:

•	Distributed $418.9 million and $4.3 million in cash to Ferrellgas Partners and the general partner, respectively.

•	Received an asset contribution of $822.5 million from Ferrellgas Partners.

•	In connection with this non-cash contribution, Ferrellgas, L.P. received a cash contribution of $8.4 million from the general partner.

See Note C - Business combinations for details regarding the acquisition of Bridger.

Partnership quarterly distributions paid

Ferrellgas, L.P. has paid the following quarterly distributions.

	For the year ended July 31,
	2015	2014	2013
Ferrellgas Partners	$182,803	$176,623	$175,380
General partner	1,864	1,803	1,790

On August 20, 2015, Ferrellgas, L.P. declared distributions for the three months ended July 31, 2015 to Ferrellgas Partners and the general partner of $52.0 million and $0.5 million, respectively, which were paid on September 14, 2015.

Other partnership contributions

During fiscal 2015, Ferrellgas, L.P. received cash contributions of $42.2 million from Ferrellgas Partners. The proceeds were used to reduce outstanding indebtedness under Ferrellgas, L.P.'s secured credit facility.

During fiscal 2015 and 2014 Ferrellgas, L.P. received asset contributions of $3.0 million and $1.5 million from Ferrellgas Partners in connection with acquisitions of propane distribution assets.

See additional discussions about transactions with related parties in Note L – Transactions with related parties.

Accumulated other comprehensive income (loss) (“AOCI”)

See Note K – Derivative instruments and hedging activities – for details regarding changes in fair value on risk management financial derivatives recorded within AOCI for the years ended July 31, 2015 and 2014.

General partner’s commitment to maintain its capital account

Ferrellgas, L.P.’s partnership agreement allows the general partner to have an option to maintain its 1.0101% general partner interest concurrent with the issuance of other additional equity.

During fiscal 2015, the general partner made cash contributions of $0.4 million and non-cash contributions of $0.5 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.

During fiscal 2014, the general partner made cash contributions of $0.5 million and non-cash contributions of $0.5 million to Ferrellgas, L.P. to maintain its 1.0101% general partner interest.